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Alliance
Municipal
Trust

-California Portfolio

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                            AllianceCapital [LOGO](R)

Annual Report
June 30, 2000

LETTER TO SHAREHOLDERS          Alliance Municipal Trust - California Portfolio
===============================================================================

August 2, 2000

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust-California Portfolio for the annual reporting period ended June 30, 2000.

U.S. financial markets were anticipating some signs of a slowdown for the first half of 2000--some sign that past Fed rate hikes were having an effect and that little, if any, further tightening would be necessary. The U.S. economy, however, has continued to grow. The U.S. Commerce Department recently reported that the U.S. economy grew at an impressive, seasonally-adjusted annual rate of +5.2% during the spring quarter. Inflation, as measured by the broad and reliable gross domestic purchases and personal consumption price indices, held stable at 2.5% on a year-earlier basis. The second-quarter growth number, well above the 3.5% to 4.0%, consensus and actually faster than a downward-revised quarter-one growth rate of +4.8%, created immediate anxiety. As a result, interest rates headed higher and stock prices headed lower.

The U.S. economy's gross domestic product report does, however, give evidence to some signs of cooling off. For example, a key measure of aggregate demand (real final sales) slowed sharply to +4.2% from +6.7% in the first quarter. Monthly evidence that consumers had taken a break from their long-running shopping spree was confirmed. Household spending dipped to just +3.0% in the second quarter versus +7.6% in the first quarter. Unwanted inventories added a full percentage point to second-quarter growth. We also believe that a more meaningful comparison can be made between growth during the second half of 1999 (+7.0%) and growth during the first half of this year (+5.0%).

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out an upbeat forecast for the U.S. economy and rendered a somewhat self-congratulatory assessment of the role the Federal Reserve has played in securing that future. To be sure, we welcome his endorsement of both the "New Economy" paradigm and our own bullishness about accelerating productivity. The subsequent report on employment costs, showing a quarter-to-quarter gain of only 1.0% in the spring versus a 1.4% rise in the first quarter, and the soon-to-be-released report on second-quarter productivity, should help to validate the Chairman's optimism. Mr. Greenspan is repositioning the Fed to play a more reactive role going forward. He understands that financial markets should and must take the lead role in terms of steering the New Economy. As a consequence, although we still believe the Fed will tighten further, we look for that tightening to come late in the year and only after the bond market has laid the groundwork.

As for U.S. financial markets, the road to higher prices will be a bit bumpier than we expected. Inaction by the Fed toward the end of August could open the window to the upside, but for now we see more volatility than opportunity. With an election in front of us, the next several months could be a difficult time for investors. Therefore investors may want to use periods of asset market strength to establish more defensive positions.

We appreciate your investment in the portfolios of Alliance Municipal Trust-California Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2000                   Alliance Municipal Trust - California Portfolio
===============================================================================

Principal
 Amount
  (000)   Security(a)                         Yield                  Value
----------------------------------------------------------------------------
          MUNICIPAL BONDS- 84.7%
          CALIFORNIA-84.0%
          ABAG Finance
          Authority COP
          (Harker School
          Foundation)
          Series 98
$ 2,820   1/01/23 (b).................        4.40%               $ 2,820,000
          Alameda Contra-Costa
          (Capital Improvements)
          AMBAC
          Series 99H
 10,000   11/01/14 (b)................        4.35                 10,000,000
          Alameda County IDA
          (Heat & Control Inc.
          Project)
          Series 95A
          AMT
  4,900   11/01/25 (b)................        4.50                  4,900,000
          Alameda County IDA
          (JMS Family Partnership
          Project)
          Series 95A
          AMT
  2,930   10/01/25 (b)................        4.50                  2,930,000
          Alameda County IDA
          (Ream Enterprises Project)
          Series A
          AMT
  1,460   11/01/20 (b)................        4.50                  1,460,000
          Alameda County TRAN
  7,000   7/07/00.....................        3.32                  7,000,755
          Alameda County TRAN
          Series 00 WI
 20,950   7/05/01.....................        4.24                 21,104,192
          Anaheim HFA
          (Park Vista Apts.)
          Series 93A
          AMT
 15,000   12/15/23 (b)................        4.45                 15,000,000
          Auburn Union School
          District COP
          (Capital Improvement
          Project)
          Series 97
 10,750   12/01/23 (b)................        4.25                 10,750,000
          Big Bear Lake IDA
          (Southwest Gas Corp.)
          Series 93A
          AMT
 15,000   12/01/28 (b)................        4.45                 15,000,000
          California County IDA
          (S&P Investment Project)
          Series 98A
          AMT
    965   9/01/08 (b).................        4.65                    965,000
          California Economic
          Development Authority
          (Marko Foam Products Inc.)
          Series 96
          AMT
  2,810   10/01/26 (b)................        5.05                  2,810,000
          California Economic
          Development Finance
          Authority
          (Valley Plating Works
          Inc.)
          Series 95
          AMT
  5,505   10/01/20 (b)................        5.05                  5,505,000
          California Educational
          Facilities Authority
          Revenue
          (University of Judaism)
          Series 98A
  4,500   12/01/28 (b)................        4.30                  4,500,000
          California Health
          Facilities
          (Adventist Health
          System)
          Series 91A
  9,800   8/01/21 (b).................        4.40                  9,800,000
          California HFA
          (Home Mortgage
          Revenue)
          Series E
          AMT
  5,745   8/01/00.....................        3.40                  5,745,000
          California Infrastructure
          and Economic
          Development Bank
          (Nelson Name Plate Co.
          Project)
          Series 99
          AMT
  3,000   5/01/14 (b).................        4.60                  3,000,000

                                Alliance Municipal Trust - California Portfolio
===============================================================================

Principal
 Amount
  (000)   Security(a)                         Yield                  Value
-----------------------------------------------------------------------------
          California Pollution
          Control Finance
          Authority
          (Athens Disposal Co.,
          Inc. Project)
          Series 95A
          AMT
$ 4,300   1/01/16 (b).................        4.50%               $ 4,300,000
          California Pollution
          Control Finance
          Authority
          (Atlas Disposal
          Industries LLC)
          Series 99A
          AMT
  2,400   5/01/19 (b).................        4.55                  2,400,000
          California Pollution
          Control Finance
          Authority
          (BLT Enterprises)
          Series 99A
          AMT
  4,000   4/01/14 (b).................        4.50                  4,000,000
          California Pollution
          Control Finance
          Authority
          (Blue Line Transfer Inc.)
          Series 99A
          AMT
  5,000   8/01/19 (b).................        4.50                  5,000,000
          California Pollution
          Control Finance
          Authority
          (Browning Ferris
          Industries of California)
          Series A
          AMT
 10,000   9/01/19 (b).................        4.45                 10,000,000
          California Pollution
          Control Finance
          Authority
          (Browning Ferris
          Industries of California)
          Series 97B
          AMT
  7,000   9/01/17 (b).................        4.40                  7,000,000
          California Pollution
          Control Finance
          Authority
          (Burrtec Waste Industries)
          Series 98A
          AMT
  1,500   5/01/05 (b).................        4.60                  1,500,000
          California Pollution
          Control Finance
          Authority
          (Burrtec Waste Project)
          Series 00A
          AMT
  8,240   6/01/20 (b).................        4.60                  8,240,000
          California Pollution
          Control Finance
          Authority
          (Burrtec Waste Project)
          Series 97B
          AMT
  1,800   7/01/12 (b).................        4.60                  1,800,000
          California Pollution
          Control Finance
          Authority
          (Burrtec Waste Project)
          Series A
          AMT
  1,700   10/01/02 (b)................        4.60                  1,700,000
          California Pollution
          Control Finance
          Authority
          (Calsan Inc. Project)
          Series 96A
          AMT
  5,905   12/01/11 (b)................        4.50                  5,905,000
          California Pollution
          Control Finance
          Authority
          (Colmac Energy Project)
          Series 90A
          AMT
  7,600   12/01/16 (b)................        4.40                  7,600,000
          California Pollution
          Control Finance
          Authority
          (Contra Costa Waste
          Services)
          Series A
          AMT
  5,225   12/01/10 (b)................        4.50                  5,225,000

STATEMENT OF NET ASSETS (continued)                  Alliance Municipal Trust -
                                                      California Portfolio
===============================================================================

Principal
 Amount
  (000)   Security(a)                        Yield                  Value
-----------------------------------------------------------------------------
          California Pollution
          Control Finance
          Authority
          (CR & R Inc. Project)
          Series 95A
          AMT
$ 1,935   10/01/10 (b)................        4.50%                $ 1,935,000
          California Pollution
          Control Finance
          Authority
          (Edco Disposal Corp.
          Project)
          Series 96A
          AMT
  2,765   10/01/16 (b)................        4.50                  2,765,000
          California Pollution
          Control Finance
          Authority
          (Escondido/Jemco
          Equipment)
          Series 98A
          AMT
  2,900   7/01/13 (b).................        4.50                  2,900,000
          California Pollution
          Control Finance
          Authority
          (Gilton Solid Waste
          Management)
          Series 95A
          AMT
  1,800   12/01/05 (b)................        4.40                  1,800,000
          California Pollution
          Control Finance
          Authority
          (Greenteam of San Jose
          Project)
          Series 97A
          AMT
  3,375   8/01/12 (b).................        4.50                  3,375,000
          California Pollution
          Control Finance
          Authority
          (New United Motor
          Manufacturing)
          Series 98A
          AMT
  2,000   4/01/18 (b).................        4.40                  2,000,000
          California Pollution
          Control Finance
          Authority
          (Pacific Gas & Electric)
          Series 97C
          AMT
 13,400   11/01/26 (b)................        4.05%                13,400,000
          California Pollution
          Control Finance
          Authority
          (Sanger Project)
          Series A
          AMT
 17,500   9/01/20 (b)(c)..............        4.40                 17,500,000
          California Pollution
          Control Finance
          Authority
          (Santa Clara Valley
          Industries)
          Series 98A
  1,865   3/01/18 (b).................        4.55                  1,865,000
          California Pollution
          Control Finance
          Authority
          (Santa Fe Geothermal
          Inc.)
          Series 83
  2,400   9/01/13 (b).................        4.35                  2,400,000
          California Pollution
          Control Finance
          Authority
          (Shell Martinez Refining)
          Series 96A
          AMT
 10,000   10/01/31 (b)................        4.10                 10,000,000
          California Pollution
          Control Finance
          Authority
          (Shell Oil Co.)
          Series 94
          AMT
 13,000   10/01/24 (b)................        4.10                 13,000,000
          California Pollution
          Control Finance
          Authority
          (Southern California
          Edison)
          Series 86A
  8,800   2/28/08 (b).................        4.40                  8,800,000

                                Alliance Municipal Trust - California Portfolio
===============================================================================


Principal
 Amount
  (000)   Security(a)                        Yield                  Value
----------------------------------------------------------------------------
          California Pollution
          Control Finance
          Authority
          (West Valley Multi Family
          Project)
          Series 00A
          AMT
$ 7,500   6/01/30 (b).................        4.60%               $ 7,500,000
          California Pollution
          Control Financing
          Authority
          (Stanislaus Waste Energy)
          Series 87A
          AMT
 18,345   12/01/17 (b)................        3.60                 18,345,000
          California School Cash
          Reserve Program
          Authority
          Series 99A
 30,000   7/03/00 (c).................        3.47                 30,001,140
          California Statewide
          Community
          Development Authority
          (Artefex Project)
          Series 97E
          AMT
  2,265   7/01/17 (b).................        4.75                  2,265,000
          California Statewide
          Community
          Development Authority
          (Biocol Investments)
          Series 97B
          AMT
  1,305   5/01/22 (b).................        4.75                  1,305,000
          California Statewide
          Community Development
          Authority
          (Chino Basin Municipal
          Water Project)
          Series 90
          AMT
  3,540   8/01/10 (b).................        4.65                  3,540,000
          California Statewide
          Community Development
          Authority
          (Contech Construction)
          Series 89
          AMT
  1,080   5/01/09 (b).................        4.65                  1,080,000
          California Statewide
          Community Development
          Authority
          (Delaware Mesa Farms
          Project)
          Series 99A
          AMT
  2,400   5/01/19 (b).................        4.40                  2,400,000
          California Statewide
          Community Development
          Authority
          (Grundfos Pumps Corp.
          Project)
          Series 89
  6,000   5/01/09 (b).................        4.65                  6,000,000
          California Statewide
          Community Development
          Authority
          (Integrated Rolling Co.)
          Series 99A
          AMT
  2,950   7/01/09 (b).................        4.60                  2,950,000
          California Statewide
          Community Development
          Authority
          (Jewish Federation
          Council)
          Series 00A
 11,000   5/01/30 (b).................        4.30                  11,000,000
          California Statewide
          Community Development
          Authority
          (Pacific Bearings Co.
          Project)
          Series 96L
          AMT
  1,795   10/01/06 (b)................        4.75                  1,795,000
          California Statewide
          Community Development
          Authority
          (Primary Color Project)
          Series 97F
          AMT
  1,930   7/01/17 (b).................        4.75                  1,930,000
          California Statewide
          Community Development
          Authority
          (Sunrise of Moraga)
          Series 97G
  3,600   7/01/27 (b).................        4.40                  3,600,000

STATEMENT OF NET ASSETS (continued)                  Alliance Municipal Trust -
                                                     California Portfolio
===============================================================================

Principal
 Amount
  (000)   Security(a)                         Yield                  Value
-----------------------------------------------------------------------------
          California Statewide
          Economic Development
          Authority
          (Pioneer Converting Inc.)
          AMT
$ 1,720   4/01/16 (b).................        4.50%               $ 1,720,000
          Chula Vista IDA
          (San Diego G&E Co.
          Project)
          Series 92B
          AMT
 11,000   12/01/27 (b)................        4.45                 11,000,000
          Chula Vista IDA
          (Sutherland/Palumbo
          Project)
          AMT
  2,440   12/01/21 (b)................        5.05                  2,440,000
          Chula Vista PCR
          (San Diego G&E Project)
          Series 96B
          AMT
  7,600   12/01/21 (b)................        4.45                  7,600,000
          City of West Hollywood
          COP
          (Public Facilities Corp.)
          Series 98
  3,215   2/01/25 (b).................        4.75                  3,215,000
          Commerce Joint Powers
          (Precision Wire
          Productions)
          AMT
  2,170   11/01/14 (b)................        4.50                  2,170,000
          Contra Costa COP
          (Concord Healthcare Center)
          AMT
  3,315   12/01/12 (b)................        4.70                  3,315,000
          Contra Costa County
          BOE TRAN
          Series 00 WI
 20,000   7/05/01.....................        4.22                 20,149,200
          Contra Costa County
          HFA MFHR
          (Park Regency Partners)
          Series 92A
          AMT
 31,300   8/01/32 (b).................        4.40                 31,300,000
          Fairfield IDA
          (Aitchison Family
          Partnership)
  3,500   4/01/12 (b).................        4.50                  3,500,000
          Fillmore COP
          (Water Systems Refining &
          Capital Project)
          Series 97
  7,205   5/01/29 (b).................        4.50                  7,205,000
          Fresno California SWR
          FGIC
          Series 00A
  4,600   9/01/25 (b).................        4.30                  4,600,000
          Golden Empire School
          Finance Authority
          (Kern High School
          District Project)
          Series 99
  4,000   8/01/29 (b).................        4.25                  4,000,000
          Indio HFA MFHR
          (Olive Courts Apts.)
          Series 96
          AMT
    500   12/01/26 (b)................        4.80                  500,000
          Indio HFA MFHR
          (Smoketree Apts.)
          Series A
  9,050   12/01/07 (b)................        4.35                  9,050,000
          Irvine Ranch
          (Water District)
          Series 85B
  8,800   10/01/09 (b)................        4.30                  8,800,000
          Irvine Ranch WTR
          (IMP District  186,188,
          140, 240)
  8,000   6/01/15 (b).................        4.30                  8,000,000
          Long Beach
          (Southeast Facility Lease
          Revenue)
          Series 95A
 10,756   12/01/18 (b)................        4.40                  10,756,000
          Long Beach
          (Southeast Facility Lease
          Revenue)
          Series 95B
          AMT
 12,819   12/01/18 (b)................        4.45                  12,819,000
          Los Angeles Community
          Redevelopment Agency
          (Broadway Spring Center)
          Series 87
          AMT
 10,500   7/01/12 (b).................        4.50                  10,500,000

                                Alliance Municipal Trust - California Portfolio
===============================================================================


Principal
 Amount
  (000)   Security(a)                         Yield                  Value
-----------------------------------------------------------------------------
          Los Angeles County
          HFA MFHR
          (Canyon Country Villas)
          Series 85H
$15,000   12/01/07 (b)................        4.75%               $15,000,000
          Los Angeles County
          HFA MFHR
          (Diamond Park Apts. Project)
          Series 87A
          AMT
 14,200   2/01/09 (b).................        4.45                 14,200,000
          Los Angeles County
          HFA MFHR
          (Valencia Village Project)
          Series 84
 17,300   10/01/14 (b)(c).............        4.30                 17,300,000
          Los Angeles HFA MFHR
          (Mission Village Apts.)
          Series 97D
          AMT
  3,540   7/01/27 (b).................        4.35                  3,540,000
          Los Angeles IDA
          (Delta Tav Data Systems
          Inc.)
          Series 98
          AMT
  3,800   8/01/23 (b).................        4.45                  3,800,000
          Milpitas MFHR
          (The Crossing at
          Montague)
          Series 00A
          AMT
  7,500   8/15/33 (b).................        4.80                  7,500,000
          Monrovia
          Redevelopment Agency
          (Holiday Inn Hotel
          Project)
          Series 84
  4,200   12/01/14 (b)................        4.10                  4,200,000
          Oakland-Alameda
          County
          (Coliseum Project)
          Series 00C-2
 15,000   2/01/25 (b).................        4.30                 15,000,000
          Oceanside HFA MFHR
          (Riverview Springs Apts.)
          Series 90A
          AMT
 16,300   7/01/20 (b).................        4.37                 16,300,000
          Panama-Buena Vista
          (Unified School District
          Capital Improvement
          Financing Project)
  5,000   6/01/24 (b).................        5.05                  5,000,000
          Petaluma HFA MFHR
          (Oakmont at Petaluma)
          Series 96A
          AMT
    800   4/01/26 (b).................        4.40                    800,000
          Pleasant Hill
          Redevelopment Agency
          MFHR
          (Chateau III Project)
          Series 96A
          AMT
  2,260   8/01/26 (b).................        4.40                  2,260,000
          Redondo Beach
          Redevelopment Agency
          MFHR
          (McCandless Housing
          Project)
          Series 95A
  3,550   12/01/25 (b)................        4.50                  3,550,000
          Riverside County COP
          Series 85A
 10,000   12/01/15 (b)................        4.80                 10,000,000
          Riverside County IDA
          (Advanced Business Forms)
          Series 89
          AMT
  1,300   4/05/14 (b).................        4.40                  1,300,000
          Riverside County IDA
          (Cryogenic Partners)
          Series 89
          AMT
  1,400   7/05/14 (b).................        4.40                  1,400,000
          Roseville County High
          School District COP
          (Northwest Roseville Land
          Project)
          Series 91
  2,635   8/01/06 (b).................        4.75                  2,635,000
          Sacramento County
          Airport Facility
          (Cessna Aircraft Co.)
          Series 98
          AMT
  3,700   11/01/28 (b)................        4.50                  3,700,000

STATEMENT OF NET ASSETS (continued)                  Alliance Municipal Trust -
                                                     California Portfolio
===============================================================================

Principal
 Amount
  (000)   Security(a)                         Yield                  Value
-----------------------------------------------------------------------------
          Sacramento County COP
          (Administration Center &
          Courthouse Project)
          Series 90
$ 5,755   6/01/20 (b).................        4.35%               $ 5,755,000
          Sacramento County
          Sanitation District
          (Sacramento Regional)
          Series 00
 12,000   12/01/30 (b)................        4.25                 12,000,000
          San Bernardino City
          Unified School District
          TRAN
 12,000   12/07/00....................        3.79                 12,023,314
          San Bernardino
          County HFA MFHR
          (Mountain View Apts.)
          Series 97A
  6,000   3/01/27 (b).................        4.25                  6,000,000
          San Francisco
          Redevelopment Agency
          MFHR
          (Third & Mission)
          Series 99C
          AMT
  7,500   7/01/34 (b).................        4.30                  7,500,000
          Santa Clara County
          Hospital Facility
          (Aces El Camino Hospital
          District)
          Series B
 21,220   8/01/15 (b).................        4.80                 21,220,000
          Santa Clara County
          Transportation District
          (Refunding Equipment
          Trust)
          AMBAC Series 85A
 19,925   6/01/15 (b).................        4.35                 19,925,000
          Santa Fe Springs IDA
          (Metal Center Inc. Project)
          Series 89A
          AMT
  2,300   7/01/14 (b).................        4.40                  2,300,000
          Simi Valley HFA MFHR
          (Shadowridge Apts.)
          Series 89
  5,000   9/01/19 (b).................        4.55                  5,000,000
          South Coast Local
          Education TRAN
          Series 00 WI
 20,000   7/03/01.....................        4.22                 20,149,600
          Southern California
          Public Power Authority
          (Transmission Project
          Revenue)
          AMBAC
    100   7/01/19 (b).................        4.30                    100,000
          Southern California
          Public Power Authority
          (Transmission Project)
          FSA Series 00A
 17,000   7/01/23 (b).................        4.25                 17,000,000
                                                                 ------------
                                                                  782,508,201
                                                                 ------------
          PUERTO RICO-0.7%
          Puerto Rico Highway &
          Transportation
          AMBAC Series 98A
  6,500   7/01/28 (b).................        4.25                  6,500,000
                                                                 ------------
          Total Municipal Bonds
          (amortized cost
          $789,008,201)...............                            789,008,201
                                                                 ------------
          COMMERCIAL PAPER- 18.7%
          CALIFORNIA-18.7%
          California GO
  3,000   9/06/00.....................        3.96                  3,000,000
          California GO
  2,000   9/06/00.....................        4.00                  2,000,000
          California GO
 16,000   8/23/00.....................        3.96                 16,000,000
          California GO
 10,000   9/07/00.....................        4.10                 10,000,000
          Los Angeles County
          Capital Asset Lease
          Revenue
  9,000   9/07/00.....................        4.00                  9,000,000
          Los Angeles County MTA
          (Second Subordinate
          Sales Tax)
          Series A
 20,000   9/08/00.....................        4.00                 20,000,000
          Los Angeles County MTA
          (Second Subordinate
          Sales Tax)
          Series A
 15,900   9/12/00.....................        4.00                 15,900,000
          Los Angeles Water &
          Power
          (Electric Plant
          Certificates)
 10,000   9/12/00.....................        4.10                 10,000,000

                                Alliance Municipal Trust - California Portfolio
===============================================================================

Principal
 Amount
  (000)   Security(a)                         Yield                  Value
-----------------------------------------------------------------------------
          Sacramento County
          (Municipal Utility District)
          Series I
  5,000   9/06/00.....................        3.96%              $  5,000,000
          San Diego County
          (Teeter Obligation)
          Series B-1
 10,000   7/31/00.....................        4.25                 10,000,000
          San Francisco Airport
          Commission
          Series 97A
          AMT
  3,400   9/11/00.....................        3.95                  3,400,000
          San Francisco Airport
          Commission
          Series A
          AMT
  8,965   8/10/00.....................        4.30                  8,965,000
          San Francisco Airport
          Commission
          Series B
          AMT
  7,300   8/08/00.....................        4.30                  7,300,000
          San Francisco Bay Area
          Rapid Transit
          Series 98A
  5,500   9/07/00.....................        3.96                  5,500,000
          San Francisco Bay Area
          Rapid Transit
          Series 98A
  5,500   9/07/00.....................        3.96                  5,500,000
          San Francisco Bay Area
          Rapid Transit
          Series 99C
  5,000   9/11/00.....................        3.96                  5,000,000
          San Francisco Bay
          Unified Port
          District
          Series B
  5,650   8/28/00.....................        3.96                  5,650,000
          San Francisco Public
          Utility Commission
          (Water Series)
  5,000   8/07/00.....................        4.00                  5,000,000
          San Jose International
          Airport
  8,300   9/21/00.....................        4.05                  8,300,000
          University of California
          (Board of Regents)
  9,000   9/07/00.....................        3.96                  9,000,000
          University of California
          (Board of Regents)
 10,000   9/11/00.....................        4.00                 10,000,000
                                                                 ------------
          Total Commercial Paper
          (amortized cost
          $174,515,000)...............                            174,515,000
                                                                 ------------
          TOTAL INVESTMENTS-103.4%
          (amortized cost
          $963,523,201)...............                            963,523,201
          Other assets less
          liabilities-(3.4%)..........                            (31,530,700)
                                                                 ------------
          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          932,061,427 shares
          outstanding)................                           $931,992,501
                                                                 ============

-------------------------------------------------------------------------------

See footnote summary on page 10.

STATEMENT OF NET ASSETS (continued)                  Alliance Municipal Trust -
                                                     California Portfolio
===============================================================================

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

(c) Securities, or portion thereof, with an aggregate market value of $64,801,000 have been segregated to collateralize when issued securities.

      Glossary of Terms:

      AMBAC - American Municipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax
      BOE   - Board of Education
      COP   - Certificate of Participation
      FGIC  - Financial Guaranty Insurance Company
      FSA   - Financial Security Assurance, Inc.
      GO    - General Obligation
      HFA   - Housing Finance Agency/Authority
      IDA  - Industrial Development Authority
      MFHR - Multi-Family Housing Revenue
      MTA  - Mass Transit Authority
      PCR  - Pollution Control Revenue
      SWR  - Solid Waste Revenue
      TRAN - Tax & Revenue Anticipation Note
      WI   - When Issued
      WTR  - Water

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2000        Alliance Municipal Trust - California Portfolio
===============================================================================

INVESTMENT INCOME
    Interest ......................................................$ 29,636,859
EXPENSES
    Advisory fee (Note B).......................................... $ 4,417,425
    Distribution assistance and administrative service (Note C)....   3,424,238
    Transfer agency (Note B)............................................276,355
    Custodian fees......................................................182,129
    Registration fees...................................................148,332
    Printing.............................................................92,240
    Audit and legal fees.................................................27,754
    Trustees' fees........................................................3,626
    Miscellaneous.........................................................8,228
                                                                    -----------
    Total expenses .................................................. 8,580,327
                                                                   ------------
    Net investment income ...........................................21,056,532
REALIZED LOSS ON INVESTMENTS
    Net realized loss on investment transactions ......................(44,929)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........................$ 21,011,603
                                                                   ============

-------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                   Alliance Municipal Trust - California Portfolio
===============================================================================

                                                Year Ended        Year Ended
                                               June 30, 2000     June 30, 1999
                                              -------------     ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income .....................$  21,056,532      $  11,303,674
    Net realized loss on investment transactions ....(44,929)               -0-
                                               -------------      -------------
    Net increase in net assets from operations ...21,011,603         11,303,674
DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income ......................(21,056,532)       (11,303,671)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Net increase (Note E) ......................276,393,827        233,179,409
                                              -------------      -------------
    Total increase .............................276,348,898        233,179,412
NET ASSETS
    Beginning of period ........................655,643,603        422,464,191
                                              -------------      -------------
    End of period ............................$ 931,992,501      $ 655,643,603
                                              =============      =============

-------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2000                   Alliance Municipal Trust - California Portfolio
===============================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio (the "Portfolio"), Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net in vestment income for the year ended June 30, 2000, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

-------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 2000.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $121,456 for the year ended June 30, 2000.

For the year ended June 30, 2000, the Fund's expenses were reduced by $1,046 under an expense offset arrangement with Alliance Fund Services, Inc.

NOTES TO FINANCIAL STATEMENTS
(continued)                     Alliance Municipal Trust - California Portfolio
===============================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2000, the distribution fee amounted to $2,208,713. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2000, such payments by the Portfolio amounted to $1,215,525, a substantial portion of which was paid to the Adviser and its affiliates.

-------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2000, the Portfolio had a capital loss carryforward of $17,865, of which $13,804 expires in 2002, $3,239 expires in 2003 and, $822 expires in 2004. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The Portfolio had deferred capital losses occurring subsequent to October 31, 1999 of $44,929. For tax purposes, such losses will be reflected in the year ending
June 30, 2001.

-------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2000, capital paid-in aggregated $932,055,295. Transactions, all at $1.00 per share, were as follows:

                                                Year Ended           Year Ended
                                                  June 30,             June 30,
                                                    2000                 1999
                                             --------------      --------------
Shares sold ................................. 3,359,359,238       1,644,768,715
Shares issued on reinvestments of dividends .... 21,056,532          11,303,674
Shares redeemed .............................(3,104,021,943)    (1,422,892,980)
                                             --------------      --------------
Net increase ...................................276,393,827         233,179,409
                                             ==============      ==============

FINANCIAL HIGHLIGHTS           Alliance Municipal Trust - California Portfolio
===============================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                        Year Ended June 30,
                         -------------------------------------------------------------------------
                              2000             1999            1998           1997            1996
                          --------        --------        --------        --------        ---------

Net asset value,
  beginning of period .....$   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                           --------        --------        --------        --------        --------
Income From Investment Operations
Net investment income .......  .024            .022            .027(a)         .027(a)      .029(a)
                           --------        --------        --------        --------        --------
Less: Dividends
Dividends from net
  investment income .........(.024)          (.022)          (.027)          (.027)          (.029)
                           --------        --------        --------        --------        --------
Net asset value,
  end of period .....      $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                           ========        ========        ========        ========        ========
Total Return
Total investment return
  based on net asset value (b) 2.39%           2.20%           2.74%           2.76%          2.91%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .........$931,993        $655,644        $422,464        $357,148        $297,862

Ratios to average net assets of:
    Expenses, net of waivers
     and reimbursements ....   .97%            .98%            .96%            .93%            .93%
    Expenses, before waivers
    and reimbursements ....    .97%            .98%            .97%            .96%            .94%
    Net investment income ... 2.38%           2.18%           2.71%(a)        2.73%(a)     2.86%(a)

-------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT ACCOUNTANTS                    Alliance Municipal Trust -
                                                      California Portfolio
===============================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - California Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - California Portfolio (the "Fund") at June 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2000, by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended June 30, 1999, including the financial highlights for each of the four years in the period then ended, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP
New York, New York
July 28, 2000

                                Alliance Municipal Trust - California Portfolio
===============================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Willliams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Ittner, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda D. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

-------------------------------------------------------------------------------

(1) Members of the Audit Committee.

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

                      (This page left intentionally blank.)

Alliance Municipal Trust - California Portfolio                 ---------------
1345 Avenue of the Americas, New York, NY 10105                     BULK RATE
Toll free 1 (800) 221-5672                                        U.S. POSTAGE
                                                                      PAID
Yields. For current recorded yield information on                 New York, NY
Alliance Municipal Trust, call on a touch-tone                  Permit No. 7131
telephone toll-free (800) 251-0539 and press the                ---------------
following sequence of keys:

-  -  -  -  -  -  -
*  *  1  2  2  1  #
-  -  -  -  -  -  -

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

AllianceCapital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTCAAR600